Consolidated Statements of Stockholders’ Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrecognized actuarial gain and prior service credit, tax	$ (10.5)	$ 10.5	$ 2.5